Subsequent Events (Details) - Subsequent event - TDS Term Loan Facility - USD ($) $ in Millions	Feb. 25, 2020	Jan. 06, 2020
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 200
Amounts borrowed	$ 0